2002
                                                               SEMIANNUAL REPORT
                                                                October 31, 2002
                                                                  (Unaudited)


National Investors
Cash Management Fund, Inc.


    o Money Market Plus Portfolio



                              NATIONAL                       [LOGO]
                              INVESTOR
                              SERVICES CORP.
                              MEMBER NEW YORK STOCK EXCHANGE o SIPC


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                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                              BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

DIRECTORS                                                                                EXECUTIVE OFFICERS

Richard W. Dalrymple                       Theodore Rosen                                George O. Martinez*
Chief Operating                            Managing Director of                          President and
Officer of National                        Burnham Securities, Inc.                      Chief Executive Officer
Center for Disabilities                    and Chairman of
Services                                   the Board of
                                           Marathon Capital LLC


James F. Rittinger+                        Peter B. M. Eby                               Mary Nelson*
Partner                                    Corporate Director of George                  Treasurer and
Satterlee Stephens                         Weston Ltd.                                   Chief Financial Officer
Burke & Burke LLP


*Affiliated person of the Distributor
+Interested Director


                                           TD WATERHOUSE ASSET MANAGEMENT, INC.
                                         BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

DIRECTORS

Frank J. Petrilli                         Richard H. Neiman
Chairman, President,                      Executive Vice President,
Chief Operating Officer and               General Counsel and Secretary
Chief Executive Officer


SENIOR OFFICERS

David A. Hartman                          B. Kevin Sterns                                Michele R. Teichner
Senior Vice President                     Executive Vice President                       Senior Vice President
Chief Investment Officer                  Chief Financial Officer                        Compliance, Operations
                                          and Treasurer                                    & Administration


                                                    SERVICE PROVIDERS

           INVESTMENT MANAGER                         TRANSFER AGENT                     INDEPENDENT AUDITORS
   TD Waterhouse Asset Management, Inc.       National Investor Services Corp.             Ernst & Young LLP
             100 Wall Street                          55 Water Street                       5 Times Square
           New York, NY 10005                       New York, NY 10041                    New York, NY 10036

             ADMINISTRATOR &                             CUSTODIAN                           LEGAL COUNSEL
          SHAREHOLDER SERVICING                    The Bank of New York                   Shearman & Sterling
  TD Waterhouse Investor Services, Inc.              100 Church Street                    599 Lexington Avenue
             100 Wall Street                        New York, NY 10286                    New York, NY 10022
           New York, NY 10005
       Customer Service Department                      DISTRIBUTOR                  INDEPENDENT DIRECTORS COUNSEL
             1-800-934-4448                       Funds Distributor, Inc.               Willkie Farr & Gallagher
                                                      60 State Street                    787 Seventh Avenue
                                                     Boston, MA 02109                     New York, NY 10019


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                                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


[GRAPHIC OMITTED]
                     Stay the Course
                     With Investment Basics



DEAR SHAREHOLDER:

I am pleased to provide you with the National Investors Cash Management Fund, Inc. Semiannual Report for the six-month period ended October 31, 2002.

While 2002 was a year of continued uncertainty in the markets and geopolitical events, it may well prove to be a time in which investors who stuck with the basic principles of investing prepared the foundation for future gain.

Key among these basic principles is that of keeping an eye on one's individual goals and time horizons, rather than on fleeting market conditions. And that's where money market funds can come in handy. They can help you manage overall portfolio asset allocation by keeping ready cash available for an opportune investment.

Money market funds can also help you limit the vulnerability of your portfolio by diversifying your assets. When you spread the risk among a number of different investments -- including money market funds -- you can adjust your portfolio mix to maximize performance with an acceptable risk level.

While each of our money market funds pursues its own investment objective through distinct strategies, each is designed for short-term investing and provides ample diversification to keep risk at a tolerable level.

By investing in TD Waterhouse proprietary funds you've taken a major step towards building a portfolio designed to meet your financial goals. On behalf of all of us at TD Waterhouse, we appreciate your faith in our commitment to help you manage your money successfully.

If you have any questions, please call us at 1-800-934-4448. As always, we thank you for your business.

Sincerely,


/s/ Frank J. Petrilli

Frank J. Petrilli
Chairman
National Investor Services Corp.


December 16, 2002

For a prospectus containing more complete information about the funds, please call 1-800-934-4448. Please read it carefully before investing or sending money.


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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

[GRAPHIC OMITTED]
                   Commentary


MARKET REVIEW

While financial data were mixed during the six months ending October 31, 2002, overall the outlook remained positive as signs generally pointed to better economic times ahead. However, financial markets continued to worry about war with Iraq and the potential for more terrorist attacks on U.S. soil. Investor confidence was further eroded by a growing distrust of corporations after revelations of irregular accounting practices at prominent companies like telecommunications giant WorldCom and energy titan Enron.

As a result, stocks were down sharply for the six-month period despite a strong rebound in October. Technology-related shares in particular came under heavy selling pressure on concerns the strength of the economic recovery may fall short of expectations and hold back business spending on new equipment.

In contrast, bonds produced solid results as yields fell across all maturities, lifting prices and putting bonds on course to outperform stocks for a third year in a row. That has not happened since 1939-1941. In addition to tame inflation, low interest rates, and tempered economic growth, bonds benefited from the weakness in equity markets, as investors turned to fixed income investments as a relative safe haven amid all the economic and geopolitical uncertainty.

Economic growth has been uneven this year, rising an annualized 6.1% in the first quarter, 1.3% in the second, and 4.0% in the third. These oscillations reflect the mixed data. Industrial production began to fall in September, while the recovery in the manufacturing sector, another key indicator of economic health, stalled for a fourth month in October after several months of gathering steam earlier in the year. Meanwhile, capacity utilization remains near recessionary lows, suggesting it will be some time before firms need to invest in new capital equipment.

Job growth was up and down, too. An increase of 6,000 jobs was initially reported for July only to be raised later to 67,000, while the first August number was eventually revised upward from 39,000 to 107,000 new positions. That trend reversed as 13,000 jobs were lost in September and 5,000 eliminated in October. The recent decline in initial jobless claims could set the stage for a return to modest job gains in the near term.

At the same time, housing starts continued at a robust pace, surging in September to a 16-year high as mortgage rates hovered near their lowest levels in three decades. And record levels of mortgage refinancing were still providing some stimulus to the broader economy. Indeed, the consumer, who has been the mainstay of the economy the past year and a half, has generally held in. Overall gains in income, including increases in hourly wages as well as cash from mortgage refinancing, have fueled spending. Retail sales were strong throughout the period.

In the view of the Federal Reserve Open Market Committee ("Federal Reserve"), the economy is not down and out, it has just "hit a soft patch." Therefore, committee members voted unanimously in the first week of November to cut interest rates by a bigger-than-anticipated one-half of a percentage point. That pushed the target Federal Funds rate to a 40-year low of 1.25%. The central bank noted its concern that the economy was being held back by the uncertainty surrounding the mixed data and geopolitical risks, and that it could use a shot in the arm to bolster confidence.

OUTLOOK

Investors became more optimistic after the Federal Reserve trimmed interest rates in November. This latest cut may be enough to keep the recovery on track, but if not, subdued inflation gives the Federal Reserve leeway to reduce rates again. Another source of encouragement came from the Republicans' winning control of Congress in November's mid-term elections. This should provide President Bush with the necessary backing for more tax cuts to help jump-start the economy.

Still, there remain some potential risks going forward, such as wavering consumer confidence and anemic business investment. But we believe the economy should avoid a double-dip recession. Inflation and interest rates remain low, while employment and inventories are improving. That, along with the recent interest rate cuts, could go a long way in sustaining a turnaround. We expect the recovery to plod along, which is likely to keep the Federal Reserve on the sidelines well into 2003.

/s/ David A. Hartman

David A. Hartman
Senior Vice President
Chief Investment Officer
TD Waterhouse Asset Management, Inc.
December 16, 2002


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4

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                             PORTFOLIO SUMMARY
                                              AS OF 10/31/02

                                           Money Market Plus

                                           Invests in high-quality money
                                           market securities


             Seven-Day Yield*                    1.46%
--------------------------------------------------------------------------------
          Seven-Day Effective Yield*             1.48%
--------------------------------------------------------------------------------
            Maturity Composition           Average Maturity: 61 days
                                           1-30 days             60.9%
          Average maturity is              31-60 days            14.6%
          the weighted average of          61-90 days             5.8%
          the number of days to the        Over 90 days          18.7%
          maturity date or earliest
          date to put or demand the
          principal and interest of        [PIE CHART GRAPHIC OMITTED]
          a security.

--------------------------------------------------------------------------------
          Portfolio Composition                        By Security Type
--------------------------------------------------------------------------------
          All figures are shown
          as a percentage of the
          portfolio's investments.          [PIE CHART GRAPHIC OMITTED]
          All of the portfolio's
          securities are in the top          1.  39.8% Corporate Obligations
          tier of credit quality.            2.  33.9% Bank Obligations
                                             3.  13.8% Taxable Municipal
                                                       Commercial Paper
                                             4.  12.3% Government Obligations/
                                                       Repurchase Agreements
                                             5.   0.2% Other Obligations




* The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results. A portion of the Portfolio's expenses was reduced during the reporting period. Without this reduction, the Money Market Plus Portfolio's seven-day yield and seven-day effective yield would have been 1.30% and 1.32%, respectively.


 TDW #3202C Rev. 12/02

                                                                              5

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                                -----------------
                                TABLE OF CONTENTS
                                -----------------


                 Statement of Assets and Liabilities ..........................7


                 Statement of Operations ......................................7


                 Statement of Changes in Net Assets ...........................8


                 Financial Highlights .........................................8


                 Notes to Financial Statements ................................9


                 Money Market Plus Portfolio
                 Schedule of Investments .....................................12


                 Notes to Schedule of Investments ............................15






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                                            MONEY MARKET PLUS PORTFOLIO

                                        STATEMENT OF ASSETS AND LIABILITIES
                                                 October 31, 2002
                                                    (UNAUDITED)
       ASSETS                      Investments in securities, at value (including repurchase
                                      agreement of $5,283,000)                                            $     164,312,350
                                   Cash                                                                               9,559
                                   Interest receivable                                                              347,653
                                                                                                          -----------------
                                        TOTAL ASSETS                                                            164,669,562

       LIABILITIES                 Payable for securities purchased                                               7,075,000
                                   Payable to Investment Manager and its affiliates (Note 3)                         52,321
                                   Accrued expenses                                                                   1,850
                                   Dividends payable to shareholders                                                  6,308
                                                                                                          -----------------
                                        TOTAL LIABILITIES                                                         7,135,479
                                                                                                          -----------------


       NET ASSETS                                                                                         $     157,534,083
                                                                                                          =================

                                   Net assets consist of:
                                   Paid-in capital                                                        $     157,523,010
                                   Accumulated net realized gains from security transactions                         11,073
                                                                                                          -----------------
                                   Net assets, at value                                                   $     157,534,083
                                                                                                          =================

                                   Shares outstanding ($.0001 par value common stock,
                                      20 billion shares authorized)                                             157,523,010
                                                                                                          =================

                                   Net asset value, redemption price and offering price
                                      per share (Note 2)                                                  $            1.00
                                                                                                          =================


                                              STATEMENT OF OPERATIONS
                                     For the Six Months Ended October 31, 2002
                                                    (UNAUDITED)

       INVESTMENT INCOME           Interest income                                                        $       1,005,698
                                                                                                          -----------------

       EXPENSES                    Investment management fees (Note 3)                                              180,447
                                   Administration fees (Note 3)                                                      51,556
                                   Shareholder servicing fees (Note 3)                                               25,779
                                   Transfer agent fees (Note 3)                                                      25,779
                                   Professional fees                                                                 15,018
                                   Directors' fees (Note 4)                                                           3,865
                                   Registration fees                                                                  3,424
                                   Custody fees (Note 2)                                                              2,816
                                   Shareholder reports and mailing                                                    2,636
                                   Other expenses                                                                     1,450
                                                                                                          -----------------
                                        TOTAL EXPENSES                                                              312,770
                                                                                                          -----------------


                                   Fees waived by the Investment Manager
                                      and its affiliates (Note 3)                                                   (80,765)
                                                                                                          -----------------
                                        NET EXPENSES                                                                232,005
                                                                                                          -----------------

                                        NET INVESTMENT INCOME                                                       773,693
                                                                                                          -----------------

       NET REALIZED GAINS FROM SECURITY TRANSACTIONS                                                                 10,958
                                                                                                          -----------------

       NET INCREASE IN NET ASSETS FROM OPERATIONS                                                         $         784,651
                                                                                                          =================


                                       Please see accompanying notes to financial statements.


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                                            MONEY MARKET PLUS PORTFOLIO

                                        STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Six Months
                                                                                           Ended
                                                                                     October 31, 2002            Period Ended
                                                                                        (Unaudited)             April 30, 2002*
                                                                                    -----------------         ------------------

OPERATIONS:
   Net investment income                                                            $         773,693         $           55,409
   Net realized gains from security transactions                                               10,958                        115
                                                                                    -----------------         ------------------

Net increase in net assets from operations                                                    784,651                     55,524
                                                                                    -----------------         ------------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                                (773,693)                   (55,409)
                                                                                    -----------------         ------------------

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
   Proceeds from shares sold                                                              174,187,479                 50,000,001
   Shares issued in reinvestment of dividends                                                 769,603                     53,190
   Payments for shares redeemed                                                           (67,487,263)                        --
                                                                                    -----------------         ------------------

Net increase in net assets from capital share transactions                                107,469,819                 50,053,191
                                                                                    -----------------         ------------------

TOTAL INCREASE IN NET ASSETS                                                              107,480,777                 50,053,306

NET ASSETS:
   Beginning of period                                                                     50,053,306                         --
                                                                                    -----------------         ------------------
   End of period                                                                    $     157,534,083         $       50,053,306
                                                                                    =================         ==================


                                               FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

                                                                                        Six Months
                                                                                           Ended
                                                                                     October 31, 2002            Period Ended
                                                                                        (Unaudited)             April 30, 2002*
                                                                                    -----------------         ------------------

Per Share Operating Performance
   Net asset value, beginning of period                                             $          1.000          $           1.000
                                                                                    -----------------         ------------------
   Net investment income                                                                       0.008                      0.001
                                                                                    -----------------         ------------------
   Distributions from net investment income                                                   (0.008)                    (0.001)
                                                                                    -----------------         ------------------
Net asset value, end of period                                                      $          1.000          $           1.000
                                                                                    -----------------         ------------------


Ratios
   Ratio of expenses to average net assets                                                    0.45%(A)                  0.45%(A)
   Ratio of net investment income to average net assets                                       1.50%(A)                  1.56%(A)
   Decrease reflected in above expense ratio due to waivers/reimbursements
     by the Investment Manager and its affiliates (Note 3)                                    0.16%(A)                  0.34%(A)

Supplemental Data
   Total investment return (B)                                                                1.54%(A)                  1.53%(A)
   Net assets, end of period                                                        $     157,534,083         $      50,053,306
                                                                                    =================         ==================
   Average net assets                                                               $     102,280,138         $      50,002,109
                                                                                    =================         ==================

 *   The Portfolio commenced operations on April 4, 2002.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


                                       Please see accompanying notes to financial statements.

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                           MONEY MARKET PLUS PORTFOLIO


                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2002
                                   (UNAUDITED)

NOTE 1 -- ORGANIZATION

The Money Market Plus Portfolio (the "Portfolio") is a separate investment series of National Investors Cash Management Fund, Inc. (the "Fund"), a Maryland corporation. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Portfolio is diversified within the meaning of the Act. The Portfolio commenced operations on April 4, 2002. The investment objective of the Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Portfolio has the flexibility to invest in a broad range of high quality money market securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value -- It is the Portfolio's policy to maintain a continuous net asset value of $1.00 per share. The Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation -- The Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At October 31, 2002, the cost of investments of the Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income, including amortization of discounts and premiums on securities, is accrued as earned. Under the terms of the custody agreement, the Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders -- Dividends arising from net investment income are declared daily and paid monthly. With respect to the Portfolio, net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses -- Expenses directly attributable to the Portfolio are charged to the Portfolio's operations. Expenses that are applicable to more than one series of the Fund, including the Portfolio, are allocated on a pro rata basis.

Use of Estimates -- The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.


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                           MONEY MARKET PLUS PORTFOLIO


                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2002
                             (UNAUDITED)(CONTINUED)

NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

There is a written agreement by TD Waterhouse Asset Management, Inc. (the "Investment Manager"), and certain of its affiliates to reduce expenses of the Portfolio (through paying certain expenses and/or waiving fees) for the Portfolio's fiscal year ending April 30, 2003 and for successive fiscal years unless terminated as of the end of a fiscal year, so that the Portfolio's total operating expenses will not exceed 0.45% on an annual basis during each fiscal year. The Investment Manager and its affiliates have voluntarily agreed to further reduce expenses to 0.35% on an annual basis.

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to the Portfolio, the Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets, ..34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets over $2 billion. For the six months ended October 31, 2002, the Investment Manager voluntarily waived management fees of $4,884 for the Portfolio.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Portfolio. For the administrative services rendered to the Portfolio, the Portfolio pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of the Portfolio's average daily net assets. For the six months ended October 31, 2002, TD Waterhouse voluntarily waived administrative fees of $51,560 for the Portfolio.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Portfolio. The shareholder service plan adopted by the Fund provides that the Portfolio pays TD Waterhouse a monthly fee at an annual rate of .05 of 1% of average daily net assets.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency related services. For such services, the Portfolio pays the Transfer Agent a monthly fee at an annual rate of .05 of 1% of average daily net assets. For the six months ended October 31, 2002, the Transfer Agent voluntarily waived transfer agency fees of $24,321 for the Portfolio.


NOTE 4 -- DIRECTORS' FEES

Each Director who is not an "interested person" as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the "Fund Complex" (which includes the Fund, TD Waterhouse Trust and TD Waterhouse Family of Funds, Inc.), receives, in the aggregate:

1.   a base annual retainer of $15,000, payable quarterly,
2. a supplemental annual retainer of $6,000, payable quarterly, if serving on the Board of Directors/Trustees of two companies in the Fund Complex, and
3. an additional supplemental annual retainer of $2,500, payable quarterly, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and
4.   a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the investment companies and their series, including the Portfolio.



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10
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                           MONEY MARKET PLUS PORTFOLIO


                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2002
                             (UNAUDITED)(CONCLUDED)

NOTE 5 --  FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years. The tax character of distributions paid to shareholders during the year ended April 30, 2002 was all ordinary income.

The tax character of distributions paid in fiscal 2003 will be determined at the end of the year.





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                                        Money Market Plus Portfolio o Schedule of Investments
                                                         October 31, 2002
                                                          (Unaudited)

 PRINCIPAL                                                                                           ANNUALIZED
  AMOUNT                                                                                                YIELD (%)        VALUE
------------------------------------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS

                ASSET-BACKED OBLIGATIONS--14.5%
$  3,000,000    Bavaria TRR Corp., 1.81%, due 1/16/03 (Counterparty:
                Bayerische Hypo -und Vereinsbank AG) (Note C)                                             1.80       $    2,988,600
   1,000,000    Belford U.S. Capital Co., LLC, 1.82%, due 11/18/02 (Notes A, C)                           1.82            1,000,000
   3,500,000    Belford U.S. Capital Co., LLC, 1.80%, due 11/8/02 (Notes A, C)                            1.80            3,500,000
   1,000,000    CORSAIR Trust I-1003 (AIG Credit-Linked Note), 1.96%, due 11/29/02
                (Reference Credit: AIG; Counterparty: JPMorgan Chase Bank) (Notes A, C, D)                1.96            1,000,000
   2,000,000    Credit and Repackaged Secs. Ltd., Ser. 2002-4 MTN, 2.05%, due 11/1/02
                (Reference Credit: BellSouth Corp.; Counterparty: Goldman Sachs & Co.) (Notes A, C, D)    2.05            2,000,000
   3,000,000    Credit and Repackaged Secs. Ltd., Ser. 2002-8 MTN, 1.98%, due 11/12/02
                (Reference Credit: AIG; Counterparty: Goldman Sachs & Co.) (Notes A, C, D)                1.98            3,000,000
   1,000,000    Holdenby Capital Co., LLC, 1.78%, due 11/21/02 (LIQ: Commerzbank AG) (Note C)             1.79              999,011
   5,000,000    Liberty Lighthouse U.S. Capital Co., LLC,  1.82%, due 11/28/02 (Notes A, C)               1.83            4,999,258
   2,400,000    Zurich Trust Certificate Program, Ser. ZTC-2T, Cl. A Certificates, 1.88%, due 11/25/02
                (GTY: ZCM Matched Funding Corp.) (Notes A, C)                                             1.88            2,400,000
   1,000,000    Zurich Trust Certificate Program, Ser. ZTC-41T, Cl. A, Certificates, 1.90%, due 11/22/02
                (GTY: ZCM Matched Funding Corp.) (Note A)                                                 1.90            1,000,000
                                                                                                                     --------------
                                                                                                                         22,886,869
                                                                                                                     --------------
                BROKER/DEALER OBLIGATIONS--15.7%
   2,000,000    Bear Stearns Cos., Inc., 6.13%, due 2/1/03                                                1.75            2,021,261
   1,000,000    Credit Suisse First Boston (USA), Inc., 1.91%, due 12/11/02 (Notes A, C)                  1.80            1,000,116
   3,000,000    Credit Suisse First Boston (USA), Inc., 2.34%, due 1/21/03 (Note A)                       1.88            3,010,031
   1,650,000    Lehman Brothers Holdings, Inc., 2.10%, due 11/22/02 (Note A)                              1.86            1,650,234
   4,000,000    Lehman Brothers Holdings, Inc., 6.63%, due 12/27/02                                       1.84            4,029,146
   1,000,000    Merrill Lynch & Co., Inc., 1.77%, due 11/12/02 (Note A)                                   1.82              999,782
   2,000,000    Merrill Lynch & Co., Inc., 1.85%, due 11/12/02 (Note A)                                   1.85            2,000,000
   2,500,000    Merrill Lynch & Co., Inc., 2.10%, due 11/15/02 (Note A)                                   1.85            2,504,931
   2,038,000    Morgan Stanley, 7.13%, due 1/15/03                                                        2.53            2,056,681
   5,500,000    Morgan Stanley, 2.01%, due 12/13/02 (Note A)                                              1.92            5,501,640
                                                                                                                     --------------
                                                                                                                         24,773,822
                                                                                                                     --------------
                EXTENDIBLE COMMERCIAL NOTES--1.9%
   3,042,000    ASAP Funding Inc., 1.80%, due 11/1/02 (Counterparty: Bank of America,
                Citigroup, Inc.) (Notes C, F)                                                             1.80            3,042,000
                                                                                                                     --------------
                FINANCE & INSURANCE OBLIGATIONS--8.9%
   3,000,000    American Express Credit Corp., 1.87%, due 11/12/02 (Note A)                               1.81            3,001,816
   3,000,000    Associates Corp. N.A., 2.01%, due 11/8/02 (Note A)                                        1.74            3,004,279
     500,000    Countrywide Home Loans, Inc., Series F, 1.92%, due 1/23/03 (Insured: MBIA) (Note A)       1.83              500,116
   2,500,000    Kokomo Grain Co., Inc. Ser. 2002-A, 1.87% (Notes B, C)                                    1.87            2,500,000
   5,000,000    MBIA Global Funding LLC, 1.82%, due 11/17/02 (Notes A, C)                                 1.82            4,999,476
                                                                                                                     --------------
                                                                                                                         15,005,803
                                                                                                                     --------------
                INDUSTRIAL & OTHER OBLIGATIONS--0.7%
   1,000,000    Public Service Co. of Colorado, 6.00%, due 4/15/03 (Insured: AMBAC)                       2.65            1,014,741
                                                                                                                     --------------
                TOTAL CORPORATE OBLIGATIONS--41.7%                                                                       14,005,687
                                                                                                                     --------------
                BANK OBLIGATIONS

                BANK NOTES--5.9%
   2,000,000    ABN Amro Bank N.V., 1.96%, due 11/8/02 (Reference Credit:
                General Electric Capital Corp.) (Notes A, C)                                              1.98            2,000,000
   2,000,000    American Express Centurion Bank, 1.84%, due 11/29/02 (Note A)                             1.82            2,000,201
   2,800,000    Bankers Trust Corp., 1.84%, due 11/12/02 (Note A)                                         1.72            2,801,903
   2,500,000    Deutsche Bank AG, 1.87%, due 12/2/02 (Notes A, C)                                         1.67            2,501,446
                                                                                                                     --------------
                                                                                                                          9,303,550
                                                                                                                     --------------
                DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT--2.5%
   2,000,000    Bank of New York, NY, 1.73%, due 3/3/03                                                   1.73            2,000,000
   2,000,000    Svenska Handelsbanken AB, 2.27%, due 8/6/03                                               2.27            2,000,000
                                                                                                                     --------------
                                                                                                                          4,000,000
                                                                                                                     --------------


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12

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                                        Money Market Plus Portfolio o Schedule of Investments
                                                         October 31, 2002
                                                          (Unaudited)

 PRINCIPAL                                                                                           ANNUALIZED
  AMOUNT                                                                                                YIELD (%)        VALUE
------------------------------------------------------------------------------------------------------------------------------------

                DOMESTIC BANK SUPPORTED OBLIGATIONS--13.2%
$  2,075,000    ACF Parking Ltd., Adj. Rate Tax. Secs., Ser. 2002, 1.95% (LOC: Fifth Third Bank) (Note B) 1.92       $    2,075,000
   1,435,000    Butler County Surgical Properties, LLC Adj. Rate Tax Secs. Ser. 1999, 1.95%
                (LOC: Fifth Third Bank) (Note B)                                                          1.92            1,435,000
   5,000,000    Carondelet Health System, 1.80%, due 11/15/02 (LOC: U.S. Bank, N.A.)                      1.80            4,996,500
   2,000,000    DBH Assoc. Ohio L.P. Adj. Tax. Secs., Ser. 2002, 1.95% (LOC: Fifth Third Bank) (Note B)   1.95            2,000,000
     650,000    Dominican Sisters, St. Mary's of The Springs, Tax., Ser. 2000, 1.95%
                (LOC: Fifth Third Bank) (Note B)                                                          1.95              650,000
   2,400,000    The Garlands of Barrington Lenders Inc. Tax., Ser. 2002B, 2.07%
                (LOC: Bank One, N.A.) (Note B)                                                            2.04            2,400,000
   1,445,000    General Secretariat of the OAS, Tax., Ser. A, 1.85% (LOC: Bank of America, N.A.) (Note B) 1.85            1,445,000
   5,000,000    The Scranton Times, L.P., Ser. 1997, 2.00% (LOC: PNC Bank, N.A.) (Note B)                 2.00            5,000,000
     750,000    Wagner Moving & Storage, Inc. Adj. Rate Tax Secs., Ser 2002, 1.95%
                (LOC: Fifth Third Bank) (Note B)                                                          1.95              750,000
                                                                                                                     --------------
                                                                                                                         20,751,500
                                                                                                                     --------------

                FOREIGN BANK SUPPORTED OBLIGATIONS--13.7%
   1,000,000    Banco Cuscatlan, S.A., Ser. A, 1.87%, due 1/24/03
                (LOC: Banco Santander Central Hispano, S.A.)                                              1.89              995,637
   2,000,000    Banco Cuscatlan, S.A., Ser. A, 1.82%, due 3/13/03
                (LOC: Banco Santander Central Hispano, S.A.)                                              1.84            1,986,653
   2,700,000    Banco Rio de la Plata S.A., Ser. A, 2.25%, due 3/6/03
                (LOC: Banco Santander Central Hispano, S.A.)                                              2.29            2,678,906
   3,000,000    Banco Santander Brasil, S.A. Grand Cayman Branch, 1.81%, due 5/7/03
                (LOC: Barclays Bank PLC)                                                                  1.83            2,971,794
   3,000,000    Brooksby Village, Inc., Ser. 2002, 1.85% (LOC: LaSalle Bank) (Note B)                     1.85            3,000,000
   5,000,000    HBOS Treasury Services PLC, 1.61% (GTY: Bank of Scotland) (Notes B, E)                    1.61            5,000,000
   5,000,000    Mt. Sinai Medical Center Realty Corp., 1.77%, due 12/09/02
                (LOC: Landesbank Hessen-Thueringen GZ)                                                    1.78            4,990,658
                                                                                                                     --------------
                                                                                                                         21,623,648
                                                                                                                     --------------
                TOTAL BANK OBLIGATIONS--35.3%                                                                            55,678,698
                                                                                                                     --------------

                TAXABLE MUNICIPAL OBLIGATIONS
   6,000,000    CA PCFA, Env. Imp. Rev. Bonds (ARCO Project), Taxable Ser. 1997, 1.75%, due 12/4/02
                (GTY: Atlantic Richfield Co.) (Note C)                                                    1.75            6,000,000
   1,400,000    CA PCFA, Env. Imp. Rev. Bonds (Shell Oil Co. Proj.) Tax. Ser. 1998B, 1.83%
                (Notes B, C)                                                                              1.81            1,400,000
   3,500,000    Calcasieu Parish Inc., LA, IDB, Env. Rev. Bonds, Tax.,
                (Citgo Petroleum Proj.), Ser. 1996, 1.81%,
                11/6/02 (LIQ: WestLB AG) (Note A)                                                         1.81            3,500,000
   1,000,000    Colorado Housing and Fin. Auth. Multi Family Proj.
                Bonds Class 1 Tax. Adj. Rate Bonds 2002 Ser. B-1,
                2.20%, 7/25/03 (SBPA: FHLB)                                                               2.00            1,000,155
   1,000,000    Fla. Hsg. Fin. Corp. Tax. Housing Rev. Bonds 1999 Ser.
                G-2 (Valencia Village Apts.), 2.00% (LOC: Fannie Mae) (Note B)                            1.97            1,000,000
   1,150,000    Fla. Hsg. Fin. Corp. Tax. Housing Rev. Bonds 2000 Ser. E-2
                (Waterford Pointe Apts.), 2.00%
                (LOC: Fannie Mae) (Note B)                                                                1.97            1,150,000
   1,000,000    Greenville Memorial Auditorium Dist. Pub. Facs. Corp.
                SC Tax. COP (Bi-Lo Center Proj.) Ser. 1998C,
                2.00%  (LOC: Bank of America, N.A.) (Note B)                                              1.97            1,000,000
   1,120,000    Ill. Student Asst. Comm., Student Loan Rev. Bonds, Tax., Ser. 1998B, 1.83%
                (LIQ: Bank of America NT & SA; Insured: MBIA) (Note B)                                    1.81            1,120,000
     500,000    Maryland HEFA, Tax. Rev. Bonds (Charlestown Community Issue), Ser. 1998B, 1.85%
                (LOC: Wachovia Bank, N.A) (Note B)                                                        1.85              500,000
   2,400,000    NY City Hsg. Fin. Agy. (360 West 43rd St. Hsg. Rev. Bonds) 2002 Ser. B, 1.83%
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note B)                                       1.81            2,400,000
   3,700,000    Oak Ridge, TN, City of, IDB (ORAU), Ser. 2002, 1.91%
                (LOC: Allied Irish Banks, PLC) (Note B)                                                   1.88            3,700,000
                                                                                                                     --------------
                TOTAL TAXABLE MUNICIPAL OBLIGATIONS--14.5%                                                               22,770,155
                                                                                                                     --------------




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                                                                                                                         13


------------------------------------------------------------------------------------------------------------------------------------

                                        Money Market Plus Portfolio o Schedule of Investments
                                                         October 31, 2002
                                                          (Unaudited)

 PRINCIPAL                                                                                           ANNUALIZED
  AMOUNT                                                                                                YIELD (%)        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FANNIE MAE
$ 10,000,000    Mortgage-backed Discount Notes, 2.03%, due 4/1/03                                         2.06      $    9,914,853
   5,000,000    Mortgage-backed Discount Notes, 1.71%, due 7/1/03                                         1.73           4,942,525
                                                                                                                    ---------------
                TOTAL FANNIE MAE--9.4%                                                                                  14,857,378
                                                                                                                    ---------------

                REPURCHASE AGREEMENT--3.4%
   5,283,000    ABN Amro Bank, N.V.
                ~1.93%, dated 10/31/02, due 11/1/02 in the amount of $5,283,283
                ~fully collateralized by U.S. Government securities, coupon 3.75%-6.88%,
                  maturity 4/15/04-1/15/05, value $5,388,678                                              1.93           5,283,000
                                                                                                                    ---------------

                TOTAL INVESTMENTS (cost $164,312,350)--104.3%                                                          164,312,350

                LIABILITIES IN EXCESS OF OTHER ASSETS, NET--(4.3)%                                                      (6,778,267)
                                                                                                                    ---------------

                NET ASSETS--100.0%                                                                                  $  157,534,083
                                                                                                                    ===============





                         Please see accompanying notes to schedule of investments and financial statements.





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14


--------------------------------------------------------------------------------
                           MONEY MARKET PLUS PORTFOLIO


                        NOTES TO SCHEDULE OF INVESTMENTS
                                October 31, 2002
                                   (Unaudited)


         (A) Variable rate note securities. The rates shown are the current rates on October 31, 2002. Dates shown represent the next interest reset date.

         (B) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

         (C) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002, these securities amounted to $45,329,907, or 28.8% of net assets of the Money Market Plus Portfolio.

         (D) These obligations were acquired for investment, not with intent to distribute or sell. It is restricted as to public resale. These obligations were acquired at a cost of par. On October 31, 2002, the value of these securities amounted to $6,000,000, representing 3.8% of net assets of the Money Market Plus Portfolio.

         (E)  Security purchased on a when-issued basis.

         (F) Security may be extended at issuer's option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.


DESCRIPTION OF ABBREVIATIONS

AMBAC      American Municipal Bond Assurance                     LIQ     Liquidity Agreement
           Corporation                                           LLC     Limited Liability Company
COP        Certificate of Participation                          LOC     Letter of Credit
GTY        Guarantee                                             MBIA    Municipal Bond Investors Assurance
FHLB       Federal Home Loan Bank                                        Insurance Corporation
HEFA       Health & Education Facilities Authority               MTN     Medium Term Note
IDB        Industrial Development Board                          PCFA    Pollution Control Finance Authority
                                                                 PLC     Public Limited Company
                                                                 SBPA    Standby Bond Purchase Agreement



This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

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                                                                              15

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INVESTOR
SERVICES CORP.
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